Report Of The Directors Financial Review Risk Report Report Of The Directors Financial Review Risk Report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees - Narrative (Details) - IFRS 9 - Allowance for ECL - USD ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	$ 8,621	$ 8,693
Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Decrease in financial assets	164
Financial assets	8,892	9,056	$ 9,839
Decrease relating to new originations, assets derecognised further lending/repayments	445
Assets written off	1,330	2,553
Decrease relating to foreign exchange and all other movements	178
Decrease relating to underlying credit quality changes	1,757	2,953
Increase relating to net remeasurement of ECL arising from transfer of stage	32	88
ECL income statement change for the period	1,306	$ 2,214
Changes to models used for ECL calculation	$ 38